COMMON STOCK (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 30, 2023	Oct. 25, 2023	Feb. 28, 2023	Jan. 09, 2023	Jan. 05, 2023	Nov. 30, 2023	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Common stock, shares authorized							200,000,000			200,000,000		200,000,000	200,000,000
Warrant purchase			16,000
Net proceeds from private placement										$ 8,000,000
Payments of issuance costs							$ 645,000			645,000			$ 2,238,000
shares issued for purchase of assets			10,000
Value issued for purchase of assets			$ 50,000					$ 116,000					136,000
Intangible assets gross			200,000				2,659,000			2,659,000		2,493,000	2,493,000
Cash payment			200,000
Research and Development Expense			$ 100,000				$ 100,000		$ 100,000	$ 200,000	$ 200,000	$ 200,000	$ 200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 15.25
Common stock, shares, issued							1,197,258			1,197,258		920,592
Common stock, shares, outstanding							1,197,258			1,197,258		920,592	920,592
Common Stock [Member]
Share issue								80,000					184,000
shares issued for purchase of assets								10,000
Value issued for purchase of assets
Subsequent Event [Member]
Reverse stock split		1-for-25
Common stock, shares, issued		25
Common stock, shares, outstanding		25
Subsequent Event [Member] | Minimum [Member]
Common stock, shares, issued		29,928,786
Common stock, shares, outstanding		29,928,786
Subsequent Event [Member] | Minimum [Member] | Common Stock [Member]
Common stock, shares, issued		29,928,786
Common stock, shares, outstanding		29,928,786
Subsequent Event [Member] | Maximum [Member]
Common stock, shares, issued		1,197,258
Common stock, shares, outstanding		1,197,258
Subsequent Event [Member] | Maximum [Member] | Common Stock [Member]
Common stock, shares, issued		1,197,258
Common stock, shares, outstanding		1,197,258
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Common Stock [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 3.83
Securities Purchase Agreement [Member] | Private Placement [Member]
Net proceeds from private placement				$ 7,400,000
Payments of issuance costs				600,000
Securities Purchase Agreement [Member] | Private Placement [Member] | Subsequent Event [Member]
Share issue						980,393
Net proceeds from private placement	$ 3,500,000			$ 7,400,000
Securities Purchase Agreement [Member] | Common Stock [Member] | Private Placement [Member]
Share issue				80,000
Securities Purchase Agreement [Member] | Common Stock [Member] | Private Placement [Member] | Subsequent Event [Member]
Share issue					80,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 30.00
Securities Purchase Agreement [Member] | Common Stock [Member] | Private Placement [Member] | Prefund Warrant [Member]
Warrant purchase				186,667
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.0001
Securities Purchase Agreement [Member] | Common Stock [Member] | Private Placement [Member] | Prefund Warrant [Member] | Subsequent Event [Member]
Warrant purchase					186,666
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 29.9998
Securities Purchase Agreement [Member] | Common Stock [Member] | Private Placement [Member] | Common Stock Purchase Warrant [Member]
Warrant purchase				266,667
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 30
Securities Purchase Agreement [Member] | Common Stock [Member] | Private Placement [Member] | Common Stock Purchase Warrant [Member] | Subsequent Event [Member]
Warrant purchase					266,667
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 30.00